Schedule III - Summary of Company's Real Estate Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gross real estate assets:
Balance at the beginning of the year	$ 3,201,434	$ 3,074,046	$ 2,998,540
Capital expenditures on new advertising displays	59,604	54,151	49,946
Capital expenditures on improvements/redevelopments of existing advertising displays	25,025	12,781	6,265
Capital expenditures other recurring	36,354	34,758	32,523
Land acquisitions	22,965	15,368	14,904
Acquisition of advertising displays	23,589	82,617	32,109
Assets sold or written-off	(35,320)	(70,494)	(61,306)
Foreign exchange	(61)	(1,793)	1,065
Balance at the end of the year	3,333,590	3,201,434	3,074,046
Accumulated depreciation:
Balance at the beginning of the year	2,082,335	2,025,251	1,973,958
Depreciation	111,531	106,700	102,494
Assets sold or written-off	(27,890)	(48,488)	(51,976)
Foreign exchange	603	(1,128)	775
Balance at the end of the year	2,166,579	2,082,335	2,025,251
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Gross real estate assets:
Balance at the beginning of the year	3,201,434	3,074,046	2,998,540
Capital expenditures on new advertising displays	59,604	54,151	49,946
Capital expenditures on improvements/redevelopments of existing advertising displays	25,025	12,781	6,265
Capital expenditures other recurring	36,354	34,758	32,523
Land acquisitions	22,965	15,368	14,904
Acquisition of advertising displays	23,589	82,617	32,109
Assets sold or written-off	(35,320)	(70,494)	(61,306)
Foreign exchange	(61)	(1,793)	1,065
Balance at the end of the year	3,333,590	3,201,434	3,074,046
Accumulated depreciation:
Balance at the beginning of the year	2,082,335	2,025,251	1,973,958
Depreciation	111,531	106,700	102,494
Assets sold or written-off	(27,890)	(48,488)	(51,976)
Foreign exchange	603	(1,128)	775
Balance at the end of the year	$ 2,166,579	$ 2,082,335	$ 2,025,251